Property, plant and equipment - Footnote (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Assets transferred to Property, plant and equipment from Intangible assets	$ 982	$ 1,730
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	1,013
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	1,557
Drilling Rigs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	$ 595